As filed with the Securities and Exchange Commission on April 20, 2005

File Nos. 333-57548 and 811-10319

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

MUTUALS.com
(Exact Name of Registrant as Specified in Charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of Principal Executive Offices) (Zip Code)

(800) 688 - 8257
(Registrant’s Telephone Numbers, Including Area Code)

Joseph C. Neuberger
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.	Chad E. Fickett, Esq.
Godfrey & Kahn S.C.	U.S. Bancorp Fund Services, LLC
780 North Water Street	615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202	Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective on May 20, 2005, pursuant to Rule 488 of the Securities Act of 1933.

An indefinite number of Registrant’s shares of beneficial interest, par value $0.01 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

MUTUALS.com
Generation Wave Aggressive Growth Fund
Generation Wave Growth Fund
Generation Wave Alternative Growth Fund

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
1-866-264-8783

______, 2005

Dear MUTUALS.com Funds Shareholder:

A Special Meeting of Shareholders of the Generation Wave Aggressive Growth Fund, the Generation Wave Growth Fund and the Generation Wave Alternative Growth Fund of MUTUALS.com (the “Trust”), has been scheduled for July 15, 2005 (the “Special Meeting”) to vote on whether to approve a proposal to reorganize the Generation Wave Aggressive Growth and Alternative Growth Funds into the Generation Wave Growth Fund, (“Acquiring Fund”), an existing series of the Trust managed by Mutuals Advisors, Inc. (“Advisor”).

Current Funds	Acquiring Fund
Generation Wave Aggressive Growth Fund Generation Wave Alternative Growth Fund	Generation Wave Growth Fund Generation Wave Growth Fund

The reason for the reorganization is that the portfolios of the Funds and Acquiring Fund are very similar. Currently, all portfolios have very similar holdings and investment characteristics and pursue their investment objectives by investing in shares of other investment companies. However, the Acquiring Fund’s investment objective is capital appreciation over the long term while at times providing a low level of current income, while the Generation Wave Aggressive Growth Fund seeks capital appreciation over the long term without regard to income, and the Generation Wave Alternative Growth Fund seeks capital appreciation over the long term while providing a moderate level of income. The Advisor believes that it can more efficiently and effectively manage the Funds’ assets pursuing the Acquiring Fund’s investment objective.

In addition, the Advisor believes that the reorganization may reduce the expenses of operating the Funds. The reorganization offers the opportunity for operational efficiencies by simplifying the administrative and regulatory requirements for the Funds and eliminating duplicative regulatory filings and duplicative fixed costs such as Federal and State registration fees, accounting and audit fees, legal fees and shareholder meetings. The reorganization will result in the Acquiring Fund having a larger asset base which will provide the Acquiring Fund with potential benefits from greater fund diversification and the opportunity to conduct other investment transactions on potentially more advantageous terms than three separate smaller funds.

Assuming shareholder approval of the proposal to reorganize the Funds into the Acquiring Fund, each shareholder of the Funds will receive a full and fractional number of shares of the Acquiring Fund equal in dollar value to the Fund shares that the shareholder owned at the time of reorganization. The reorganization will not have any federal or state tax consequences for the Funds or their shareholders. The attached Proxy Statement/Prospectus is designed to give you more information about the proposal.

The Board of Trustees of the Trust has approved of the reorganization and encourages you to vote “FOR” the proposal. If you have any questions regarding the issue to be voted on, please do not hesitate to call 1-866-264-8783.

If you are a shareholder of record of the Funds as of the close of business on May 1, 2005, you are entitled to vote at the joint Special Meeting and at any adjournment thereof. While you are, of course, welcome to join us at the Special Meeting, most shareholders will cast their votes by filling out and signing the enclosed Proxy Card.

Whether or not you are planning to attend the Special Meeting, we need your vote. Please mark, sign, and date the enclosed Proxy Card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. In the alternative, please call the toll free number on your proxy card to vote by telephone. You should use the enclosed instructions to vote by telephone. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by proxy voting again through the toll-free number listed in the enclosed Voting Instructions.

Thank you for taking the time to consider this important proposal and for your continuing investment in the Funds.

Sincerely,

MUTUALS.com

By:
Dan Ahrens
President

MUTUALS.com
Generation Wave Aggressive Growth Fund
Generation Wave Growth Fund
Generation Wave Alternative Growth Fund

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
1-866-264-8783

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD FRIDAY, July 15, 2005.

MUTUALS.com, a Delaware statutory trust (the “Trust”), will hold a Special Meeting of Shareholders (the “Special Meeting”) of the Generation Wave Aggressive Growth Fund and Generation Wave Alternative Growth Fund, each a series of the Trust (the “Funds”), on July 15, 2005 at [TIME] Central time at the offices of U.S. Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. At the Special Meeting, you and the other shareholders of the Funds will be asked to consider and vote separately upon:

1.	A proposed reorganization of the Funds into the Generation Wave Growth Fund, an existing series of the Trust, which is discussed in more detail in the accompanying Proxy Statement/Prospectus.

2.	To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

Only shareholders of record at the close of business on May 1, 2005, the record date for this Special Meeting, will be entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof.

YOUR VOTE IS IMPORTANT. PLEASE RETURN YOUR PROXY CARD PROMPTLY OR
PROXY VOTE BY USING THE TOLL-FREE TELEPHONE NUMBER FOUND ON YOUR PROXY CARD

The Board of Trustees recommends that you vote in favor of the proposal.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend the Special Meeting in person, we urge you to authorize proxies to cast your votes, which is commonly referred to as proxy voting. You can do this in one of two ways by: (1) completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope, or (2) calling a toll-free telephone number. Your prompt voting by proxy will help assure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by proxy voting again through the toll-free number listed in the enclosed Voting Instructions.

By Order of the Board of Trustees of MUTUALS.com

___________________________________
Chad E. Fickett, Secretary
___________, 2005

MUTUALS.com
Generation Wave Aggressive Growth Fund
Generation Wave Growth Fund
Generation Wave Alternative Growth Fund

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
1-866-264-8783

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: _______, 2005

Question: What is this document and why did we send it to you?

Answer: The Board of Trustees approved a plan to reorganize (the “Reorganization”) the Generation Wave Aggressive Growth Fund and Generation Wave Alternative Growth Fund (the “Funds”) of MUTUALS.com (the “Trust”), a Delaware statutory trust, into the Generation Wave Growth Fund (“Acquiring Fund”), an existing series of the Trust. Shareholder approval is needed to proceed with the Reorganization and a special shareholder meeting will be held on July 15, 2005 (the “Special Meeting”) to consider the issue. We are sending this document to you for your use in deciding whether to approve the Reorganization at the Special Meeting. This document includes a Notice of Special Meeting of Shareholders, a combined Proxy Statement/Prospectus, and a form of Proxy.

Question: What is the purpose of this Reorganization?

Answer: The reason for the reorganization is that the portfolios of the Funds and Acquiring Fund are very similar. Currently, both portfolios have very similar holdings and investment characteristics. However, the Acquiring Fund’s investment objective is capital appreciation over the long term while at times providing a low level of current income, while the Generation Wave Aggressive Growth Fund seeks capital appreciation over the long term without regard to income, and the Generation Wave Alternative Growth Fund seeks capital appreciation over the long term while providing a moderate level of income. The Advisor believes that it can more efficiently and effectively manage the Funds’ assets utilizing the Acquiring Fund’s strategy.

In addition, the Advisor believes that the reorganization may reduce the expenses of operating the Funds. The reorganization offers the opportunity for operational efficiencies by simplifying the administrative and regulatory requirements for the Funds and eliminating duplicative regulatory filings and duplicative fixed costs such as Federal and State registration fees, accounting and audit fees, legal fees and shareholder meetings. The reorganization will result in the Acquiring Fund having a larger asset base which will provide the Acquiring Fund with potential benefits from greater fund diversification and the opportunity to conduct other investment transactions on potentially more advantageous terms than three separate smaller funds.

Question: How will the Reorganization work?

Answer: Pursuant to an Agreement and Plan of Reorganization (the “Plan”), the Funds will transfer all of their assets and liabilities to the Acquiring Fund in return for shares of the Acquiring Fund. Finally, the Funds will distribute the shares they received from the Acquiring Fund to their shareholders. Shareholders of the Funds will thus effectively become shareholders of the Acquiring Fund, and each shareholder will hold the same number of shares with the same net asset value as he or she held prior to the Reorganization. If the Plan is carried out as proposed, we do not expect the transaction will have any federal or state tax consequences to the Funds or its shareholders. Please refer to the proxy statement for a detailed explanation of the proposal.

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Question: How will this affect my account?

Answer: Following the Reorganization, you will be a shareholder of the Acquiring Fund, which has similar investment objectives and holdings, and the same investment adviser and administrator as the Fund you currently own. You will receive shares of the Acquiring Fund equal in value to shares of the Fund you currently hold. The Reorganization will not affect the value of your account at the time of Reorganization. The Reorganization is expected to be tax-free to the Funds and their shareholders.

Question: What will happen if the Reorganization is not approved?

Answer: If shareholders of a Fund fail to approve the Reorganization, such Fund will not be reorganized and the Board will consider other alternatives for the Fund, including liquidation.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that the proposal can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

Question: I am a small investor. Why should I bother to vote?

Answer: Your vote makes a difference. If other shareholders like you fail to vote, the Funds may not receive enough votes to go forward with the Special Meeting. If this happens, the reorganization would be delayed and we may need to solicit votes again.

Question: How does the Board of Trustees suggest that I vote?

Answer: After careful consideration, the Board of Trustees of the Trust recommends that you vote “FOR” the Reorganization.

Question: Who is paying for expenses related to the Special Meeting?

Answer: The Funds’ investment adviser will pay all costs relating to the proposed Reorganization, including the costs relating to the Special Meeting and this Proxy Statement/Prospectus.

Question: How do I cast my vote?

Answer: You may use the enclosed postage-paid envelope to mail your proxy card. You may also vote by telephone (please refer to the toll free number found on your proxy card). Please follow the enclosed instructions to use these methods of voting.

Question:  Who do I call if I have questions?

Answer: We will be happy to answer your questions about the proxy solicitation. Please call 1-866-264-8783 during normal business hours between 8 a.m. and 5 p.m. Central time.

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_________________________________________

COMBINED PROXY STATEMENT AND PROSPECTUS

April __, 2005

FOR THE REORGANIZATION OF

Generation Wave Aggressive Growth Fund
Generation Wave Alternative Growth Fund

INTO

Generation Wave Growth Fund

each a series of
MUTUALS.com

_________________________________________

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of MUTUALS.com (the “Trust”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Generation Wave Aggressive Growth Fund and Generation Wave Alternative Growth Fund, each a series of the Trust (the “Funds” or the “Acquired Funds”) to be held at the offices of the Funds’ administrator, U.S Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202 on July 15, 2005 at [TIME] Central time. At the Special Meeting, shareholders of each Fund will be asked:

•	To approve an Agreement and Plan of Reorganization for the Funds and the Generation Wave Growth Fund (the “Acquiring Fund”), whereby the Acquiring Fund would acquire all of the assets and liabilities of the Funds in exchange for the Acquiring Fund’s shares, which would be distributed pro rata by the Funds to the holders of their shares in complete liquidation of the Funds (the “Reorganization”). A copy of the Agreement and Plan of Reorganization (the “Plan”) is attached hereto as Exhibit A. As a result of the Reorganization, each shareholder will become a shareholder of the Acquiring Fund, which has similar investment policies, strategies and holdings as the Funds it is acquiring.

•	To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Trust c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 2nd Floor, Milwaukee, Wisconsin, 53202, or in person at the time of the Special Meeting.

The Funds and Acquiring Fund are each a series of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”), organized as a Delaware statutory trust.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

From Post-Effective Amendment No. 5 of MUTUALS.com, filed on July 22, 2004, as amended August 25, 2004, (SEC File No. 811-10319):

•	Prospectus and Statement of Additional Information of Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund and Generation Wave Alternative Growth Fund, dated July 30, 2004, as amended August 25, 2004.

A copy of the Prospectus is included in this mailing.

Additional information is set forth in the Statement of Additional Information dated July 30, 2004 relating to this Proxy Statement, which is also incorporated by reference into this Proxy Statement. Copies of these documents are available upon request and without charge by writing to the Trust c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 2nd Floor, Milwaukee, Wisconsin, 53202 or by calling 1-866-264-8783.

The Annual Report to Shareholders of the Funds and Acquiring Fund for the fiscal year ended March 31, 2005, containing audited financial statements, has been previously mailed to shareholders. Copies are available by writing or calling the Trust at the address or telephone number listed above.

This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal. You should read it and keep it for future reference.

The Funds expects that this Proxy Statement will be mailed to shareholders on or about May __, 2005.

Date: ________, 2005

The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this combined proxy statement and prospectus. Any representation to the contrary is a criminal offense.

The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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TABLE OF CONTENTS

Page
I. INTRODUCTION	4
A. OVERVIEW	4
B. COMPARISON FEE TABLE AND EXAMPLE	10
C. THE PROPOSAL	12
1. Summary of the Proposed Reorganization	12
2. Description of the Acquiring Fund’s Shares	13
3. Reasons for the Reorganization	13
4. Federal Income Tax Consequences	14
5. Comparison of Shareholder Rights	14
6. Capitalization	15
II. COMPARISON INFORMATION ABOUT THE ACQUIRING FUND AND THE FUNDS	15
A. INVESTMENT OBJECTIVES, STRATEGIES, AND RESTRICTIONS	15
1. Investment Objectives	16
2. Investment Strategies	16
3. Fundamental Investment Restrictions and Investment Limitations	16
B. DISTRIBUTION	17
C. PURCHASE AND REDEMPTION PROCEDURES	17
1. Purchasing Information	17
2. Redemption Information	18
D. SERVICE PROVIDERS	18
III. VOTING INFORMATION	18
A. METHOD AND COST OF SOLICITATION	19
B. RIGHT OF REVOCATION	19
C. VOTING SECURITIES AND PRINCIPAL HOLDERS	20
IV. FURTHER INFORMATION ABOUT THE FUNDS AND THE ACQUIRING FUND	20
V. MISCELLANEOUS ISSUES	21
A. OTHER BUSINESS	21
B. NEXT MEETING OF SHAREHOLDERS	21
C. LEGAL MATTERS	21
D. EXPERTS	23

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I.  INTRODUCTION

A.	OVERVIEW

The Board of Trustees of the Trust (the “Board”) called the Special Meeting to ask shareholders to consider and vote on the proposed Reorganization of the Funds into the Acquiring Fund, each a series of Trust. The Board (including a majority of the independent trustees, meaning those trustees who are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) believes that the Reorganization may potentially reduce the annual operating expenses of the Funds, and approved the Reorganization at a Board meeting held on April 13, 2005, subject to the approval of the Funds’ shareholders.

The Board, including a majority of the Trustees who are not interested persons of the Acquired Funds, the Acquiring Fund or of any other company participating in the proposed Reorganization, believes that the proposed Reorganization is in the best interests of the Acquired Funds and the Acquiring Fund and their shareholders, that the terms of the Reorganization are fair and reasonable and that the interests of existing shareholders of the Acquired Funds and Acquiring Fund will not be diluted as a result of the proposed Reorganization. The factors considered by the Board in approving the Reorganization included, among other things: (1) the investment objectives, policies and strategies of the Acquired Funds are similar to those of the Acquiring Fund, (2) the Advisor’s experience and expertise in managing funds that invest in other mutual funds, (3) a material overlap in the securities held by the Acquired Funds and the Acquiring Fund will enable Acquired Fund shareholders to continue their current investment programs with minimal disruption, (4) the service providers of the Acquiring Fund will continue in the same manner as currently provided for the Acquired Funds, (5) the proposed Reorganization offers the opportunity for operational efficiencies by simplifying the administrative and regulatory requirements for the Acquired Funds and eliminating duplicative regulatory filings and duplicative fixed costs, (6) the proposed Reorganization will result in the Acquiring Fund having a larger asset base which will provide the Acquiring Fund with potential benefits from greater fund diversification and the opportunity to conduct other investment transactions on potentially more advantageous terms than three separate smaller funds and, (7) the shareholders would likely not experience any tax consequences as a result of the proposed reorganization.

The Funds and the Acquiring Fund are listed below:

Current Fund	Acquiring Fund
Generation Wave Aggressive Growth Fund Generation Wave Alternative Growth Fund	Generation Wave Growth Fund Generation Wave Growth Fund

The Board recommends that the shareholders of each Fund vote “FOR” the Reorganization Plan and the resulting Reorganization.

The Advisor currently serves as the investment adviser of the Funds and also serves as the investment adviser to the Acquiring Fund.

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The Acquiring Fund has similar investment objectives, strategies and policies as those of the Funds. The investment objective of the Generation Wave Aggressive Growth Fund is capital appreciation over the long term without regard to income. The investment objective of the Generation Wave Alternative Growth Fund is capital appreciation over the long term while providing a moderate income. The investment objective of the Acquiring Fund is capital appreciation over the long term while at times providing a low level of current income. The Funds and the Acquiring Fund each seek to achieve their investment objectives by using the following strategies:

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Current Fund	Investment Strategy
Generation Wave Aggressive Growth Fund
Under normal market conditions, the Generation Wave Aggressive Growth Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization. The mutual funds in which the Generation Wave Aggressive Growth Fund invests are selected from the suitable pool of funds selected by the Advisor after applying a combination of objective and subjective criteria to mutual funds available on the market. The Advisor does not anticipate that the Generation Wave Aggressive Growth Fund will engage in activities that attempt to hedge or reduce short-term market volatility.

The Generation Wave Aggressive Growth Fund will tend to have concentrated positions in a variety of equity funds and those funds may have concentrated positions among certain sectors or asset classes. At times, the Generation Wave Aggressive Growth Fund will invest in a mix of large-cap, small/mid-cap and international equity funds focused in the technology, financial services or health care sectors, while at other times, investments in one or more of these types of funds may be reduced or even eliminated in favor of some other combination. The Generation Wave Aggressive Growth Fund’s combination of investments, however, will typically involve equity funds.

Generation Wave Alternative Growth Fund
Under normal market conditions, the Generation Wave Alternative Growth Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization and fixed-income securities of varying types. Typically, the Generation Wave Alternative Growth Fund will remain invested in shares of equity funds and fixed-income funds in approximately equal proportions, or will invest a majority of its assets in shares of equity funds. The mutual funds in which the Generation Wave Alternative Growth Fund invests will be selected from the suitable pool of funds selected by the Advisor after applying a combination of objective and subjective criteria to mutual funds available on the market. The Advisor does not anticipate that the Generation Wave Alternative Growth Fund will engage in activities that attempt to hedge or reduce short-term market volatility.

The equity funds in which the Generation Wave Alternative Growth Fund may invest will, under many circumstances, be similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). In addition, the Generation Wave Alternative Growth Fund will be invested in a broad mix of fixed-income funds made up of securities with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade), while at other times, a larger emphasis will be given to one particular type of fixed-income fund. The terms “investment grade” and “non-investment grade” refer to the credit quality of fixed-income securities as established by a recognized rating agency, such as Standard and Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch IBCA, Inc. (“Fitch”). By allocating a smaller percentage of equity funds to the portfolio as compared to the more aggressive Funds offered by the Trust, which invest to a higher degree in equity funds, and by adding a significant fixed-income fund component to the allocation, the Advisor will attempt to diminish the overall risk and volatility to levels comparable to a broad-based index, such as the S&P 500 Index.

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Acquiring Fund	Investment Strategy
Generation Wave Growth Fund
Under normal market conditions, the Generation Wave Growth Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization. In addition, the Generation Wave Growth Fund may at times be invested in fixed-income funds of varying types. The mutual funds in which the Generation Wave Growth Fund invests will be selected from the suitable pool of funds selected by the Advisor after applying a combination of objective and subjective criteria to mutual funds available on the market. The Advisor does not anticipate that the Generation Wave Growth Fund will engage in activities that attempt to hedge or reduce short-term market volatility.

The equity funds in which the Generation Wave Growth Fund may invest will be, under many circumstances, similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). However, by allocating assets to less aggressive equity funds (or to aggressive equity funds in lesser percentages) as compared to the Generation Wave Aggressive Growth Fund, which invests principally in concentrated equity funds, and at times adding fixed-income funds to the allocation, the Advisor will attempt to diminish the risk and volatility as compared to the Generation Wave Aggressive Growth Fund. Furthermore, the Generation Wave Growth Fund will at times be invested in fixed-income funds made up of securities with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade), while at other times, a larger emphasis will be given to one particular type of fixed-income fund. The terms “investment grade” and “non-investment grade” refer to the credit quality of fixed-income securities as established by a recognized rating agency, such as S&P, Moody’s or Fitch. The Generation Wave Growth Fund’s combination of investments, however, will involve a majority of equity funds.

Investment in the Acquiring Fund is subject to nearly identical risks as investment in the Funds. In addition, the purchase, distribution, redemption and other service arrangements of the Acquiring Fund are identical to the current arrangements of the Funds.

The Reorganization should constitute a tax-free reorganization for federal income tax purposes and will not affect the federal tax status of Fund shares held before the Reorganization. Therefore, shareholders should not recognize any gain or loss on the Fund shares for federal income tax purposes as a result of the Reorganization. Furthermore, the Advisor will pay the costs of the Reorganization and the Special Meeting. The Advisor will also incur the costs associated with the solicitation of proxies, including the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, the Advisor and the Board also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

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As with all equity funds, the Acquiring Fund, like the Funds, may expose shareholders to certain market risks that could cause shareholders to lose money, particularly a sudden decline in a holding’s share price or an overall decline in the stock market or circumstances affecting mutual funds. The Funds and the Acquiring Fund are subject to the following risks:

Current Fund	Investment/Market Risks
Generation Wave Aggressive Growth Fund
  Asset Allocation Risk: The main risk of the Funds is the emphasis placed on the Advisor’s judgment in assembling the asset allocation strategies and combination of investments in the underlying funds. The Advisor’s primary role is to make decisions based on investment research and analysis about the appropriate asset allocation among and within asset classes and sector types at any given time. Furthermore, although the Funds have ranges of equity and fixed-income allocations, the types of equity or fixed-income funds used and in what proportion involve highly subjective judgments and the Funds are designed to reflect those judgments. As a consequence, the principal risks of the Funds involve the risks that those judgments may not anticipate actual market movements or the impact of economic conditions generally. In fact, no matter how well the Advisor evaluates market conditions, you could lose money on your investment in a Fund, just as you could with other investments.

  Stock Market Risks: Each of the Funds invests in mutual funds that invest in equity securities. Equity mutual funds are subject to stock market risks and significant fluctuations in value. Stock market prices of securities may be adversely affected by many factors, such as an issuer’s having experienced losses or by the lack of earnings or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. If the stock market declines in value, a Fund is likely to decline in value in proportion to its investments in equity funds. Furthermore, an underlying fund’s focus on certain types of stocks (such as small or large capitalization) and style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

  Small and Medium Capitalization Risk: To the extent that the Funds invest in underlying funds that invest in the equity securities of companies with small and medium size capitalization, the Funds are subject to certain risks. Companies with small and medium size capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

  Foreign Securities Risks: The Funds may invest in mutual funds that invest in foreign securities. Foreign securities may involve more risks than those associated with U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self-sufficiency. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

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  Sector/Industry Concentration Risks: The Funds may invest in underlying funds that in turn concentrate their investments within one industry or sector or among a broad range of industries or sectors. To the extent that an underlying fund focuses on one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a more broadly diversified fund. Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors. The Advisor’s judgment about which sectors or industries offer the greatest potential for long-term financial reward will change over time, and the underlying funds in which a Fund invests may concentrate its investments in any number of different sectors or industries.

  Non-Diversification Risks: The Funds may invest in underlying funds classified as “non-diversified” under federal securities laws, which means that one-half of such underlying fund’s assets may be invested in two or more securities, while the other half is spread out among various investments not exceeding 5% of such fund’s total assets. As a result, an underlying fund’s shares (and, by extension, your shares) may be more susceptible to adverse changes in the value of the shares of a particular security than would be the shares of a diversified mutual fund. In addition, each of the Funds is non-diversified because at any given time each Fund may invest all of its assets in the shares of as few as three underlying mutual funds.

  Borrowing Risks: Each Fund may borrow money to meet redemptions, for other emergency purposes, or to increase its portfolio holdings. Such borrowings may be on a secured or unsecured basis at fixed or variable interest rates. Borrowing by a Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s net income will be greater than if borrowing were not used.

Current Fund	Investment/Market Risks
Generation Wave Alternative Growth Fund
  Bond Market Risks: The Funds may invest in underlying funds that are invested in a broad range of bonds or fixed-income securities. To the extent that an underlying fund is so invested, the return on and value of an investment in a Fund will fluctuate with changes in interest rates. Typically, when interest rates rise, the fixed-income security’s market value declines (interest-rate risk). Conversely, the longer a fixed-income security’s maturity, the lower its yield and the greater the risk of volatility (maturity risk). A fixed-income security’s value can also be affected by changes in the security’s credit quality rating or its issuer’s financial condition (credit quality risk). Other factors may affect the market price and yield of fixed-income securities, including investor demand, changes in the financial condition of issuers of securities and domestic or worldwide economic conditions.

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  Credit Risks: Individual issuers of fixed-income securities may be subject to the credit risk of the issuer. This means that the underlying company may experience unanticipated financial problems causing it to be unable to meet its payment obligations. Fixed-income securities receiving the lowest investment grade rating may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in economic conditions or other circumstances. High yield, high risk and lower-rated securities, or “junk bonds,” are subject to additional risk factors, such as increased possibility of default, decreased liquidity and fluctuations in value due to public perception of the issuer of such securities.

  Asset Allocation Risk (see above)

  Stock Market Risks (see above)

  Small and Medium Capitalization Risk (see above)

  Borrowing Risks (see above)

  Foreign Securities Risks (see above)

  Sector/Industry Concentration Risks (see above)

  Non-diversification Risks (see above)

Acquiring Fund	Investment/Market Risks
Generation Wave Growth Fund
  Asset Allocation Risk (see above)

  Stock Market Risks (see above)

  Small and Medium Capitalization Risk (see above)

  Borrowing Risks (see above)

  Foreign Securities Risks (see above)

  Sector/Industry Concentration Risks (see above)

  Non-diversification Risks (see above)

  Bond Market Risks (see above)

  Credit Risks (see above)

B.  COMPARISON FEE TABLE AND EXAMPLE

The following Summary of Fund Expenses shows the fees for the Funds based on the Funds’ current fees for the fiscal year ended March 31, 2005 and the Acquiring Fund based on the Acquiring Fund’s current fees for the fiscal year ended March 31, 2005.

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Fees and Expenses(1)	Generation Wave Aggressive Growth Fund (Fund)	Generation Wave Alternative Growth Fund (Fund)	Generation Wave Growth Fund (Acquiring Fund)	Generation Wave Growth Fund (PROFORMA)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None
Maximum Sales Charge (Load) Imposed On Reinvested Dividends	None	None	None	None
Redemption Fee(2)	2.00%	2.00%	2.00%	1.00%
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.95%	0.95%	0.95%	0.95%
Distribution (Rule 12b-1) Fees	None	None	None	None
Other Expenses(3)	1.17%	1.39%	0.95%	0.76%
Total Annual Operating Expenses	2.12%	2.34%	1.90%	1.71%
Expense Reimbursements	(0.62)%	(0.84)%	(0.40)%	(0.21)%
Net Annual Fund Operating Expenses(4)	1.50%	1.50%	1.50%	1.50%
____________________________
(1)	Because each Fund is a “fund of funds,” you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which each Fund invests. For each Fund, the actual underlying fund expenses are expected to vary with changes in the allocation of each Fund’s assets among various underlying funds.

(2)	Each Fund currently charges a fee of 2.00% on redemptions of shares held for less than six months. Subject to approval by the Trust’s Board of Trustees, as of July 29, 2005, the Generation Wave Growth Fund will charge a fee of 1% on redemptions of shares held for less than two months.

(3)	These expenses include custodian, transfer agency, shareholder servicing and other customary Fund expenses.

(4)	The Funds and the Acquiring Fund have each an Investment Advisory Agreement with the Advisor dated June 14, 2001. The Agreement provides that each Fund shall pay the Advisor an annual management fee in the amount of 0.95% of its average daily net assets. The Advisor has also entered into an Expense Waiver and Reimbursement Agreement dated June 14, 2001, with the Trust on behalf of each Fund. Under the Expense Waiver and Reimbursement Agreement, the Advisor has agreed to waive its fees and absorb expenses for each Fund to the extent that the total annual fund operating expenses exceed 1.50% of each Fund’s average daily net assets. The Advisor may recapture any fees or expenses it has waived or reimbursed within a three-year period. The Expense Waiver and Reimbursement Agreement expires July 31, 2014.

Examples

The examples set forth below are intended to help you compare the cost of investing in the Funds with the cost of investing in the Acquiring Fund. The examples assume that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that net operating expenses for the funds are those shown in the table above. Note that the Funds and Acquiring Fund charges a 2.00% redemption fee for shares redeemed within six months of purchase; those fees are not reflected below. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	One Year	Three Years	Five Years	Ten Years
Generation Wave Aggressive Growth Fund	$153	$474	$818	$1,791
Generation Wave Alternative Growth Fund	$153	$474	$818	$1,791
Generation Wave Growth Fund	$153	$474	$818	$1,791
Generation Wave Growth Fund (Proforma)	$153	$474	$818	$1,791

C.  THE PROPOSAL

The following is a summary of key information concerning the proposed Reorganization. Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A, and in the prospectuses and statements of additional information incorporated by reference into this Proxy Statement/Prospectus.

1.  Summary of the Proposed Reorganization

At the Special Meeting, the shareholders of the Funds will be asked to approve the Plan to reorganize the Funds into the Acquiring Fund. Upon approval by the shareholders of the Funds, the Reorganization pursuant to the Plan will involve the transfer of all of the assets and liabilities of the Funds to the Acquiring Fund in exchange for the Acquiring Fund’s shares. Upon the transfer of all assets to and assumption of all liabilities of the Funds by the Acquiring Fund, the Acquiring Fund will distribute to the Funds that number of full and fractional Acquiring Fund shares having an aggregate net asset value equal to the aggregate net asset value of each applicable Fund as of the close of business on the business day preceding the closing (the “Closing”) of the Reorganization (the “Valuation Date”). Immediately thereafter, each Fund will distribute such Acquiring Fund shares to its shareholders by establishing accounts on the Acquiring Fund’s share records in the names of those shareholders representing the respective pro rata number of Acquiring Fund Shares deliverable to them, in complete liquidation of the Funds. Certificates evidencing the Acquiring Fund Shares will not be issued to the Funds’ shareholders.

The holding period for Funds shares will carry over to the Acquiring Fund shares received by shareholders in the Reorganization for purposes of determining the application of any redemption fee. Upon completion of the Reorganization, each shareholder of the Funds will own that number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Funds as of the close of business on the Valuation Date.

Until the Closing, shareholders of the Funds will continue to be able to redeem their shares at the net asset value next determined after receipt by the Funds’ transfer agent of a redemption request in proper form (subject to the imposition of the Funds’ redemption fee, if applicable). Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization. After the Reorganization, all of the issued and outstanding shares of the Funds will be canceled on the books of the Funds and the transfer books of the Funds will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the approval of the Plan and the transactions contemplated thereby described in this Proxy Statement/Prospectus by the shareholders of the Funds and the receipt of a legal opinion from counsel to the Trust with respect to certain tax issues. Assuming satisfaction of the conditions in the Plan, the Reorganization is expected to be effective on July 29, 2005, or such other date as is agreed to by the Advisor and Board of Trustees.

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The Plan may be amended by the mutual consent of the Advisor and Board of Trustees, notwithstanding approval thereof by the Funds shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval. In addition, the Plan may be terminated with respect to the Funds at any time prior to the Closing by the Advisor and Board of Trustees.

2.  Description of the Acquiring Fund’s Shares

The Acquiring Fund shares issued to the Funds’ shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights. The Acquiring Fund’s shares will be sold and redeemed based upon the net asset value of the Acquiring Fund next determined after receipt of the purchase or redemption request, as described in the Acquiring Fund’s Prospectus.

3.  Reasons for the Reorganization

The portfolios of the Funds and Acquiring Fund are very similar. Currently, all portfolios have very similar holdings and investment characteristics. However, the Acquiring Fund’s investment strategy consists of a moderately aggressive asset mix, while the Generation Wave Aggressive Growth Fund’s investment strategy consists of an aggressive asset mix, and the Generation Wave Alternative Growth Fund’s investment strategy consists of a moderate asset risk. The Advisor believes that it can more efficiently and effectively manage the Funds’ assets utilizing the Acquiring Fund’s strategy.

The Reorganization also offers the Advisor the opportunity for operational efficiencies by simplifying the administrative and regulatory requirements and eliminating duplicative regulatory filings and duplicative fixed costs such as Federal and State registration fees, accounting and audit fees, legal fees and shareholder meetings.

The Board based its decision to approve the Agreement and Plan of Reorganization by determining the following factors:

•	the investment objectives, policies and restrictions of the Funds are similar to those of the Acquiring Fund;
•	the Acquiring Fund’s focus on investing in other mutual funds;
•	the Advisor’s experience and expertise in managing funds that invest in other mutual funds;
•	a material overlap in the securities held by the Funds and Acquiring Fund will enable the Funds’ shareholders to continue their current investment programs with minimal disruption;
•	the service providers will service the Acquiring Fund in the same manner as currently provided for the Funds;
•	potential economies of scale to be derived by eliminating duplicative regulatory filings and duplicative fixed costs;
•	the Reorganization will result in the Acquiring Fund having a larger asset base which is expected to provide the Acquiring Fund with potential benefits from greater fund diversification and the opportunity to conduct other investment transactions on potentially more advantageous terms than three separate smaller funds; and

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•	the shareholders would likely not experience any tax consequences.

If the Plan is not approved by the Funds’ shareholders, then the Funds will continue to operate as separate series of the Trust, or the Board may take any further action as it deems to be in the best interests of the Funds and their shareholders, including liquidation, subject to approval by the Funds’ shareholders if required by applicable law.

4.  Federal Income Tax Consequences

As a condition of the Reorganization, the Funds and the Acquiring Fund will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended, and will not affect the federal tax status of Fund shares held before the Reorganization. Therefore, neither the Funds, the Acquiring Fund, nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization. In addition, the tax basis of, and the holding period for, the Acquiring Fund shares received by each shareholder of the Funds in the Reorganization will be the same as the tax basis of, and the holding period for, the Fund shares given up by such shareholder in the Reorganization (provided that, with respect to the holding period for the Acquiring Fund shares received, the Fund shares given up must have been held as capital assets by the shareholder).

The Reorganization is not expected to result in the recognition of gain or loss, for federal income tax purposes, by the Funds or their shareholders. Since their inception, the Funds believe they have each qualified as a “regulated investment company” under the Code. Accordingly, the Funds believe they have been, and expect to continue to be, relieved of any federal income tax liability on their taxable income and gains distributed to shareholders.

Provided that the Reorganization so qualifies, and the Funds are so treated, for U.S. federal income tax purposes, generally:

•	The Funds will not recognize any gain or loss as a result of the Reorganization;

•	The Funds’ shareholders will not recognize any gain or loss as a result of the receipt of Acquiring Fund shares in exchange for such shareholder’s Fund shares pursuant to the Reorganization; and

•	The Funds’ shareholder’s aggregate tax basis in the Acquiring Fund shares received pursuant to the Reorganization will equal such shareholder’s aggregate tax basis in the Fund shares held immediately before the Reorganization.

Subject to limited exceptions, most states use federal taxable income as a taxable base in determining state tax treatment. Consequently, the Trust believes that the state income tax treatment of the proposed Reorganization for most shareholders is likely to be the same as the federal tax consequences. Although the Trust is not aware of any adverse state income tax consequences, the Trust has not made any investigation as to those consequences for the shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisers.

5.  Comparison of Shareholder Rights

Set forth below is a discussion of the material differences in the rights of shareholders of the Funds and the rights of shareholders of the Acquiring Fund.

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Governing Law. The Funds and Acquiring Fund are each a separate series of the Trust, which is organized as a Delaware statutory trust. The Funds, like the Acquiring Fund, are authorized to issue an unlimited number of shares of beneficial interest, with par value of $0.001 per share. The Trust’s operations are governed by its Agreement and Declaration of Trust, By-Laws, and applicable Delaware law.

Shareholder Liability. Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds or Acquiring Fund is unable to meet its obligations. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Funds and the Acquiring Fund are required to indemnify shareholders and former shareholders against loss and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the Funds or Acquiring Fund, and not because of his or her acts or omissions.

Board of Trustees. The Trust has a Board of Trustees. The Board of Trustees for the Trust has three trustees, one of whom is an interested person as that term is defined under the 1940 Act. For more information, refer to the July 30, 2004, Statement of Additional Information for the Fund and the Acquiring Fund, which is incorporated by reference into this Proxy Statement/Prospectus.

Classes. The Funds and the Acquiring Fund are each a separate series of the Trust and both may include more than one class of shares. Currently, the Funds and Acquiring Fund do not have more than one class of shares. The Trust has reserved the right to create and issue additional classes.

6.  Capitalization

The capitalization of the Funds and the Acquiring Fund as of ___________ and the Acquiring Fund’s pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:

(unaudited)	GENERATION WAVE AGGRESSIVE GROWTH FUND (CURRENT FUND)	GENERATION WAVE ALTERNATIVE GROWTH FUND (CURRENT FUND)	GENERATION WAVE GROWTH FUND (ACQUIRING FUND)	GENERATION WAVE GROWTH FUND (ACQUIRING FUND PROFORMA)
Aggregate Net Assets	____	____	____	____
Shares Outstanding	____	____	____	____
Net Asset Value Per Share	____	____	____	____

II.  COMPARISON INFORMATION ABOUT THE ACQUIRING FUND AND THE FUNDS

A.	INVESTMENT OBJECTIVES, STRATEGIES, AND RESTRICTIONS

The Acquiring Fund’s investment objectives, policies, strategies, and risks are similar to those of the Funds. The following discussion is qualified in its entirety by the more extensive discussion set forth in the Prospectus of the Acquiring Fund dated July 30, 2004, as amended August 25, 2004, which is incorporated by reference into this Proxy Statement/Prospectus. A copy of the Acquiring Fund’s prospectus is included in this mailing.

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1.  Investment Objectives

The Acquiring Fund has similar investment objectives, strategies and policies to those of the Funds. The investment objective of the Generation Wave Aggressive Growth Fund is capital appreciation over the long term without regard to income. The investment objective of the Generation Wave Alternative Growth Fund is capital appreciation over the long term while providing a moderate level of income. The investment objective of the Acquiring Fund is capital appreciation over the long term while at times providing a low level of current income. These objectives and the investment strategy of each Fund are non-fundamental, which means that they may be changed by action of the Funds’ Trustees without shareholder approval.

2.  Investment Strategies

In selecting investments for the Acquiring Fund, the Advisor will employ a similar strategy as it used for the Funds. However, the Acquiring Fund’s investment strategy consists of a moderately aggressive asset mix, while the Generation Wave Aggressive Growth Fund’s investment strategy consists of an aggressive asset mix, and the Generation Wave Alternative Growth Fund’s investment strategy consists of a moderate asset risk. Currently, the portfolios of the Funds and the Acquiring Fund have very similar holdings and investment characteristics.

3.  Fundamental Investment Restrictions and Investment Limitations

Unless otherwise noted, each of the Funds and the Acquiring Fund has adopted and is subject to identical fundamental investment limitations. The following restrictions may only be changed if the change is approved by holders of a majority of a Fund’s outstanding voting securities. “A majority of a Fund’s outstanding voting securities” means (i) more than 50% of the Fund’s outstanding voting shares or (ii) 67% or more of the Fund’s voting shares present at a shareholder meeting if more than 50% of the Fund’s outstanding voting shares are represented at the meeting in person or by proxy, whichever is less.

Each Fund may not:

1.  Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein, except that a Fund may purchase (either directly or via the underlying funds in which a Fund invests) securities issued by issuers, including real estate investment trusts, which invest in real estate or interests therein.

2.  Make loans if, as a result, more than 33 1/3% of any Fund’s total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities (iv) loan money to other Funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

3.  Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

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4.  Issue senior securities to the Funds’ presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Funds from (i) making any permitted borrowings, loans, mortgages or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.

5.  Borrow money in an amount exceeding 33 1/3% of the value of each Fund’s total assets, provided that each Fund may borrow money from other Funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

6.  Concentrate its investments in any one industry or sector if, as a result, more than 80% of a Fund’s net assets will be invested in such industry or sector. This restriction, however, does not limit a Fund from investing in obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. Each Fund has adopted policies of concentrating in securities issued by companies within a wide range of industries and sectors consisting of all categories, the selection of which will vary at any given time.

7.  Invest in other investment companies except as permitted by the 1940 Act, as amended.

B.	DISTRIBUTION

Quasar Distributors, LLC (“Quasar”) acts as the distributor for both the Funds and the Acquiring Fund. As such, Quasar is responsible for all purchases, sales, redemptions, and other transfers of shares. As distributor, Quasar also provides certain administrative services. Shares of the Funds and the Acquiring Fund are offered for sale on a continuous basis at net asset value per share. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

C.	PURCHASE AND REDEMPTION PROCEDURES

The Funds and the Acquiring Fund have identical purchase and redemption procedures.

1.  Purchasing Information

Shares of the Funds and Acquiring Fund are offered at the next offering price, which is the net asset value per share of the Acquiring Fund, computed after the purchase order and funds are received by the Funds’ transfer agent.

Minimum Investments

To invest or add to an account with the Acquiring Funds, a shareholder must invest at least the minimum amount, as indicated below:

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Investment Minimums	Funds and Acquiring Fund
THE MINIMUM INITIAL INVESTMENTS ARE:
Regular (New Investor)	$2,500
Retirement Accounts	$2,500

ADDITIONAL INVESTMENT
Regular Accounts	$100
Retirement Plans	$100

The Trust reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)’s or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Funds.

2.  Redemption Information

Shares of the Funds and the Acquiring Fund are sold at a price equal to the NAV next determined after the Fund’s transfer agent receives a redemption request in good order. A redemption request cannot be processed on days the NYSE is closed. Each Fund may redeem an account if the total value of the account falls below $1,000 due to redemptions after giving shareholders at least 30 days’ prior written notice of this redemption. The Funds and Acquiring Fund charge a 2.00% redemption fee on shares redeemed within six months of purchase. This fee will be deducted from redemption proceeds. Subject to approval by the Board of Trustees, as of July 29, 2005 the Acquiring Fund will charge a 1.00% redemption fee on shares redeemed within two months of purchase. Each Fund, however, reserves the right to lower or waive the amount of this fee. Each Fund has also reserved the right to redeem shares “in kind.”

D.  SERVICE PROVIDERS

The Funds’ and the Acquiring Fund’s investment adviser is Mutuals Advisors, Inc., Plaza of the Americas, 700 North Pearl Street, Suite 900, Dallas, Texas, 57201. U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ and Acquiring Fund’s administrator. Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ and Acquiring Fund’s distributor. USBFS is also the Funds’ and the Acquiring Fund’s transfer and dividend disbursing agent. U.S. Bank, National Association, serves as the custodian for the portfolio securities, cash and other assets of the Fund and Acquiring Fund. Tait, Weller & Baker serves as the Funds’ and Acquiring Fund’s independent public accountants and audits the financial statements and the financial highlights of the Funds and Acquiring Fund.

III.  VOTING INFORMATION

For action to be taken by a Fund, the holders of 40% of the outstanding shares of the Fund entitled to vote in person or by proxy as of the record date for the Special Meeting will constitute a quorum. Approval of the proposal will require the affirmative vote of a majority (i.e., more than 50%) of the outstanding shares of each Fund.

All shares represented by each properly signed proxy received before the meeting will be voted at the Special Meeting. Proxies may be voted by mail or by other instrument executed in writing (including electronic, telephonic, computerized or other alternatives to the execution of a written instrument) or by facsimile transmission. If a shareholder specifies how the proxy is to be voted on any business properly to come before the Special Meeting, it will be voted in accordance with instruction given. If no choice is indicated on the proxy, it will be voted “FOR” approval of the Reorganization. If any other matters come before the Special Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

If a quorum of shareholders of a Fund is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement/Prospectus with respect to a Fund are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of such Fund to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting with respect to a Fund may be transacted at any such adjourned session(s) at which a quorum is present. The Special Meeting with respect to a Fund may be adjourned from time to time by a majority of the votes of the Fund properly cast upon the question of adjourning the Special Meeting of such Fund to another date and time, whether or not a quorum is present, and the Special Meeting of the Fund may be held as adjourned without further notice. The persons named in the proxy will vote in favor of such adjournment those shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposal. The persons named in the proxy will vote against adjournment those shares that they are entitled to vote if the shareholder proxies instruct persons to vote against the proposal.

All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. Approval of the Reorganization will occur only if a sufficient number of votes are cast “FOR” that proposal. If shareholders of a Fund do not approve the Reorganization, the Fund will continue to operate as a separate series of the Trust, or the Board may take any further action as it deems to be in the best interest of the Fund and its shareholders, including liquidation, subject to approval by the shareholders of the Fund if required by applicable law. Abstentions and broker non-votes do not constitute a vote “FOR” and effectively result in a vote “AGAINST.”

A.	METHOD AND COST OF SOLICITATION

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board for use at the Special Meeting. The Funds expect that the solicitation of proxies will be primarily by mail and telephone. The solicitation may also include facsimile, Internet, telegraph, or oral communications by certain employees of the Advisor or USBFS, who will not be paid for these services. The Advisor will bear the costs of the Special Meeting, including legal costs and the cost of the solicitation of proxies.

B.	RIGHT OF REVOCATION

Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to the Trust, by submission of a later-dated, duly executed proxy or by voting in person at the Special Meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed in the enclosed Voting Instructions. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

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C.	VOTING SECURITIES AND PRINCIPAL HOLDERS

Shareholders of the Funds at the close of business on _______, 2005 (the “Record Date”) will be entitled to be present and vote at the Special Meeting. As of that date, the following numbers of shares were outstanding for the Funds:

Fund	Shares Outstanding & Entitled to Vote (unaudited)
Generation Wave Aggressive Growth Fund	__________
Generation Wave Alternative Growth Fund	__________

As of the Record Date, the Funds’ shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned five percent or more of the Funds’ shares are set forth below:

Generation Wave Aggressive Growth Fund

Name and Address	No. of Shares Owned	% of Shares	Type of Ownership
_____________________	________	____	________
_____________________	________	____	________
_____________________	________	____	________

Generation Wave Alternative Growth Fund

Name and Address	No. of Shares Owned	% of Shares	Type of Ownership
_____________________	________	____	________
_____________________	________	____	________
_____________________	________	____	________

The Officers and Trustees of the Trust, as a group, owned of record and beneficially _______ of the outstanding voting securities of the Generation Wave Aggressive Growth Fund and _______ of the Generation Wave Alternative Growth Fund.

IV.  FURTHER INFORMATION ABOUT THE FUNDS AND THE ACQUIRING FUND

Further information about the Funds is contained in the following documents:

•	Prospectus for the Funds dated July 30, 2004, as amended August 25, 2004.

•	Statement of Additional Information for the Funds also dated July 30, 2004.

A copy of the Acquiring Fund’s Prospectus is provided with this Proxy/Prospectus. Shareholders may obtain a copy of the Statement of Additional Information and annual and semi-annual reports relating to the Funds and the Acquiring Fund free of charge, by writing to the Trust c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 2nd Floor, Milwaukee, Wisconsin 53202, or by calling 1-866-264-8783.

The Funds and the Acquiring Fund are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material, and other information relating to the Funds and the Acquiring Fund, respectively, with the SEC. These documents can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C., at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. The SEC also maintains a web site at http://www.sec.gov that contains the Prospectus and Statement of Additional Information for the Funds, as well as the Prospectus and Statement of Additional Information for the Acquiring Fund, materials that are incorporated by reference into their Prospectuses and Statements of Additional Information, and other information.

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V.  MISCELLANEOUS ISSUES

A.  OTHER BUSINESS

The Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.  NEXT MEETING OF SHAREHOLDERS

The Funds are not required and do not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Funds seek to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the Funds will be held at such time as the Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the Trust begins to print and mail its proxy, as determined by the Board, to be included in the Funds’ proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.  LEGAL MATTERS

On December 4, 2003, the SEC filed a civil action (the “Action”) in the United States district Court for the Northern District of Texas against MUTUALS .com, Inc. (“ MUTUALS .com”), a registered broker-dealer and the previous investment advisor to the Funds; two affiliated broker-dealers: Connely Dowd Management, Inc. (“CDM”) and MTT Fundcorp, Inc. (“MTT”); and the following individuals: Richard Sapio, the former CEO of MUTUALS.com; Eric McDonald, the former President of MUTUALS.com and CDM; and Michele Leftwich, the former compliance officer of MUTUALS.com and President of MTT.

The Action alleges that MUTUALS .com, acting as a broker dealer, engaged in certain improper trading practices known as “market timing” and “late trading” in connection with certain mutual fund companies unaffiliated with the Funds.
Simultaneously with the filing of the Action, MUTUALS.com and the SEC stipulated to the entry of an Order appointing Mr. Ralph S. Janvey, Esq. of Dallas, Texas as a Special Monitor of MUTUALS.com.

The Trustees of the Funds are actively monitoring these matters and intend to take appropriate action if and when necessary.

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On March 15, 2004, the U.S. Attorney for the Southern District of New York charged three former executives of MUTUALS.com, Inc., the previous investment adviser to the Funds (the “Former Advisor”), with conspiracy to commit securities fraud. The charges against Richard Sapio, Eric McDonald and Michele Leftwich stem from the same market timing activities alleged in the civil action filed by the Securities and Exchange Commission (“SEC”) against the three former executives and the Advisor in December 2003. The charges carry a maximum penalty of five years in prison and a fine of $250,000 or twice the gross gain or gross loss from the offense, whichever is greater. Mr. Sapio, Mr. McDonald and Ms. Leftwich resigned from their positions with the Former Advisor in February 2004. Mr. Sapio controls Mutual Capital Alliance (formerly known as Mutuals Holdings Corp.), the Advisor’s parent company.

No charges have been filed against the Funds.

Additional lawsuits or regulatory actions arising out of the circumstances above, and presenting similar allegations and requests for relief, may be served or filed against the Funds or the Advisor and related entities and individuals in the future.

On or about August 11, 2004, the U.S. Attorney for the Southern District of New York informed former executives of the Former Advisor, that they will be charged with wire fraud and securities fraud.  The charges against the former executives, including Richard Sapio, stem from the same market timing activities alleged in the civil action filed by the Securities and Exchange Commission (SEC) against the three former executives and the Former Advisor in December 2003.  The wire fraud charges carry a maximum penalty of thirty years in prison and a fine of $1 million or twice the gross gain or gross loss from the offense, whichever is greater.  The securities fraud charges carry a maximum penalty of twenty years in prison and a fine of $5 million or twice the gross gain or gross loss from the offense, whichever is greater.

If the SEC or the U.S. Attorney were to obtain a court injunction or a conviction against the Advisor and/or Mr. Sapio, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser for any registered investment company, including the Funds. In such a case, the Advisor would seek exemptive relief from the SEC, as contemplated by the Investment Company Act of 1940, although there is no assurance that such exemptive relief would be granted. The SEC also has the power, by order, to prohibit the Advisor from serving as an investment adviser.

Certain legal matters in connection with the tax consequences of the reorganization will be passed upon by Godfrey & Kahn, S.C.

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D.  EXPERTS

The financial statements of the Funds for the year ended March 31, 2005, contained in the Funds’ 2005 Annual Report to Shareholders, have been audited by Tait, Weller & Baker, independent registered public accounting firm, which is incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given their authority as experts in accounting and auditing.

By Order of the Board of Trustees of MUTUALS.com

___________________________________
Chad E. Fickett, Secretary
__________, 2005

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this __th day of ________, 2005, by MUTUALS.com, a Delaware statutory trust, for itself and on behalf of the Generation Wave Aggressive Growth Fund and Generation Wave Alternative Growth Fund, (the “Acquired Funds”) and on behalf of the Generation Wave Growth Fund (the “Acquiring Fund”), each a series of MUTUALS.com, and, Mutuals Advisors, Inc. (the “Advisor”), a Delaware corporation for certain requirements as set for the below.

Acquired Fund	Acquiring Fund
Generation Wave Aggressive Growth Fund	Generation Wave Growth Fund
Generation Wave Alternative Growth Fund	Generation Wave Growth Fund

WHEREAS, in accordance with the terms and conditions set forth in this Agreement, the parties desire that the Acquiring Fund acquire assets and assume the liabilities of the Acquired Funds, in exchange for shares of the corresponding class of the Acquiring Fund (“Acquiring Fund Shares”), and that these Acquiring Fund Shares be distributed immediately after the Closing, as defined in this Agreement, by the Acquired Funds to their shareholders in liquidation of the Acquired Funds;

WHEREAS, the Board of Trustees of MUTUALS.com, including a majority of its Trustees who are not “interested persons” of MUTUALS.com, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined that the Reorganization (as such term is defined in Section 1.1 below) is in the best interests of the shareholders of the Acquired Funds and Acquiring Fund, and that their interests would not be diluted as a result of the transactions contemplated thereby;

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.	REORGANIZATION OF ACQUIRED FUNDS

1.1  Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Acquired Funds shall assign, deliver and otherwise transfer their assets as set forth in paragraph 1.2 (the “Fund Assets”) to the Acquiring Fund and the Acquiring Fund shall assume the Acquired Funds’ liabilities as set forth in paragraph 1.3 (the “Liabilities”). The Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), deliver to the Acquired Funds full and fractional Acquiring Fund Shares, the number of which shall be determined by dividing (a) the value of the Acquired Funds’ Assets, net of the Acquired Funds’ Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one share of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the “Closing”). Immediately following the Closing, the Acquired Funds shall distribute the Acquiring Fund Shares to the shareholders of the Acquired Funds in liquidation of the Acquired Funds as provided in paragraph 1.4 hereof. Such transactions are hereinafter sometimes collectively referred to as the “Reorganization.”

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1.2  (a)With respect to the Acquired Funds, the Funds Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by the Acquired Funds, and any prepaid expenses shown as an asset on the Acquired Funds’ books on the Closing Date.

(b) Before the Closing Date, the Acquired Funds will provide the Acquiring Fund with a schedule of their assets and their known liabilities, and the Acquiring Fund will provide the Acquired Funds with a copy of the current investment objective and policies applicable to the Acquiring Fund. The Acquired Funds reserve the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the Acquired Funds’ Fund Assets before the Closing Date but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies.

1.3  The Acquired Funds will endeavor to discharge all of their known liabilities and obligations prior to the Closing Date. The Acquiring Fund will assume all liabilities and obligations allocated or attributable to the Acquired Funds, whether absolute or contingent, known or unknown, accrued or unaccrued (the “Liabilities”) (including contingent reimbursement to the Advisor of fees waived or expenses reimbursed under an expense limitation agreement.)

1.4  Immediately following the Closing, the Acquired Funds will distribute the corresponding Acquiring Fund Shares received by the Acquired Funds pursuant to paragraph 1.1 pro rata to their shareholders of record determined as of the close of business on the Closing Date (“Acquired Fund Investors”) in complete liquidation of the Acquired Funds. That distribution will be accomplished by an instruction, signed by an appropriate officer of MUTUALS.com, to transfer the Acquiring Fund Shares then credited to the Acquired Funds’ account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of record of the Acquired Fund Investors and representing the number of shares of the Acquiring Fund due such Acquired Fund Investor. All issued and outstanding shares of the Acquired Funds will be cancelled simultaneously therewith on the Acquired Funds’ books, and any outstanding share certificates representing interests in the Acquired Funds will represent only the right to receive such number of Acquiring Fund Shares after the Closing as determined in accordance with paragraph 1.l.

1.5  Following the transfer of Fund Assets by the Acquired Funds to the Acquiring Fund, the assumption of the Acquired Funds’ Liabilities by the Acquiring Fund, and the distribution by the Acquired Funds of the Acquiring Fund Shares received by them pursuant to paragraph 1.4, the Acquired Funds shall terminate their qualification, classification and registration with all appropriate federal and state agencies. Any reporting or other responsibility of the Acquired Funds are and shall remain the responsibility of the Acquired Funds up to and including the date on which the Acquired Funds are terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.8.

2.	VALUATION

2.1  The value of the Acquired Funds’ Fund Assets shall be the value of those assets computed as of the time at which their net asset value is calculated pursuant to the valuation procedures set forth in the Acquired Funds’ then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the “Applicable Valuation Date”).

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2.2  The net asset value of each share of the Acquired Funds shall be the net asset value per share computed on the Applicable Valuation Date, using the market valuation procedures set forth in the Acquired Funds’ then-current Prospectus and Statement of Additional Information.

2.3  All computations of value contemplated by this Article 2 shall be made by the Acquired Funds’ administrator in accordance with its regular practice as pricing agent. The Acquiring Fund shall cause the administrator to deliver a copy of its valuation report to MUTUALS.com and the Acquired Funds at the Closing.

3.	CLOSING(S) AND CLOSING DATE

3.1  The Closing for the Reorganization shall occur on or before _________, 2005, and/or on such other date(s) as may be mutually agreed upon in writing by the parties hereto (each, a “Closing Date”). The Closing(s) shall be held at the offices of U.S. Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, 4th Floor, Milwaukee, Wisconsin 53202, or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of [TIME], Central time on the Closing Date unless otherwise provided.

3.2  The Acquiring Funds’ custodian shall deliver at the Closing evidence that: (a) the Acquired Funds’ Assets have been delivered in proper form to the corresponding Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Acquired Funds in conjunction with the delivery of portfolio securities.

3.3  Notwithstanding anything herein to the contrary, if on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Funds is impracticable, the Applicable Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

4.	COVENANTS WITH RESPECT TO THE ACQUIRING FUND AND THE ACQUIRED FUNDS

4.1  With respect to the Acquired Funds, MUTUALS.com has called or will call a meeting of the Acquired Funds’ shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for the Acquired Funds’ liquidating distribution of Acquiring Fund Shares contemplated hereby, and for the Acquired Funds to terminate their qualification, classification and registration if requisite approvals are obtained with respect to the Acquired Funds. The Acquired Funds shall prepare the notice of meeting, form of proxy and proxy statement (collectively, “Proxy Materials”) to be used in connection with that meeting.

4.2  MUTUALS.com, on behalf of the Acquired Funds, covenants that the corresponding Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

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4.3  MUTUALS.com, on behalf of the Acquired Funds, will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the Acquired Funds.

4.4  Subject to the provisions hereof, MUTUALS.com, on its own behalf and on behalf of the Acquiring Fund and Acquired Funds, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

4.5  MUTUALS.com, on behalf of the Acquired Funds, shall furnish to the Acquiring Fund on the Closing Date, a final statement of the total amount of such Acquired Funds’ assets and liabilities as of the Closing Date.

4.6  MUTUALS.com, on behalf of the Acquiring Fund, has prepared and filed, or will prepare and file, with the Securities and Exchange Commission (the “SEC”) a registration statement on Form N-14, and the current prospectus and statement of additional information of the Acquiring Fund, under the Securities Act of 1933, as amended (the “1933 Act”), relating to the Acquiring Fund Shares (the “Registration Statement”). The Acquired Funds have provided or will provide the Acquiring Fund with the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to the Acquired Funds as are requested by the Acquiring Fund and as are reasonably necessary for the preparation of the Registration Statement.

4.7  As soon after the Closing Date as is reasonably practicable, MUTUALS.com, on behalf of the Acquired Funds: (a) shall prepare and file all federal and other tax returns and reports of the Acquired Funds required by law to be filed with respect to all periods ending on/or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date.

4.8  Following the transfer of Fund Assets by the Acquired Funds to the Acquiring Fund and the assumption of the Liabilities of the Acquired Funds in exchange for the Acquiring Fund Shares as contemplated herein, MUTUALS.com will file any final regulatory reports, including but not limited to any Form N-CSR filing with respect to the Acquired Funds, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of the Acquired Funds in accordance with the laws of the state of Delaware and other applicable requirements.

5.	REPRESENTATIONS AND WARRANTIES

5.1  MUTUALS.com, on behalf of the Acquiring Fund, represents and warrants to the Acquired Funds as follows:

(a)  MUTUALS.com was duly created pursuant to its Agreement and Declaration of Trust by its trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940 (the “1940 Act”) and is validly existing under the laws of the State of Delaware, and its Declaration of Trust directs its trustees to manage the affairs of MUTUALS.com and grants them all powers necessary or desirable to carry out such responsibility, including administering MUTUALS.com’s business as currently conducted by MUTUALS.com and as described in the current prospectus of MUTUALS.com. MUTUALS.com is registered as an investment company classified as an open-end management company under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

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(b)  The Registration Statement, including the current prospectus and statement of additional information of the Acquiring Fund, conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(c)  The Acquiring Fund is not in breach or violation of, and the execution, delivery and performance of this Agreement by MUTUALS.com for itself and on behalf of the Acquiring Fund does not and will not (i) violate MUTUALS.com’s Declaration of Trust or By-Laws, or (ii) result in a breach of, violate, or constitute a default under, any material agreement or material instrument to which MUTUALS.com is a party or by which its properties or assets are bound;

(d)  Except as previously disclosed in writing to the Acquired Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to MUTUALS.com’s knowledge threatened against MUTUALS.com or its business, the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect MUTUALS.com or the Acquiring Fund’s financial condition or the conduct of their business. MUTUALS.com knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(e)  All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of the Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and non-assessable, free and clear of all liens, pledges, security interests, charges or other encumbrances; the shares of the Acquiring Fund issued and outstanding before the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder; and the Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of their shares;

(f)  The execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of MUTUALS.com, its trustees and the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of MUTUALS.com and the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors rights, and to general equity principles;

(g)  The Acquiring Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

(h)  On the effective date of the Registration Statement, at the time of the meeting of the Acquired Funds’ shareholders and on the Closing Date, any written information furnished by MUTUALS.com with respect to the Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

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(i)  To the knowledge of the Acquiring Fund, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by MUTUALS.com, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by MUTUALS.com for itself and on behalf of the Acquiring Funds, except for such consents, approvals, authorizations and filings as have been contemplated by this Agreement, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date.

5.2  MUTUALS.com, on behalf of the Acquired Funds, represents and warrants to the Acquiring Fund as follows:

(a)  MUTUALS.com was duly created pursuant to its Agreement and Declaration of Trust by its trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940 (the “1940 Act”) and is validly existing under the laws of the State of Delaware, and its Declaration of Trust directs its trustees to manage the affairs of MUTUALS.com and grants them all powers necessary or desirable to carry out such responsibility, including administering MUTUALS.com’s business as currently conducted by MUTUALS.com and as described in the current prospectus of MUTUALS.com. MUTUALS.com is registered as an investment company classified as an open-end management company under the 1940 Act and its registration with the SEC as an investment company is in full force and effect.

(b)  All of the issued and outstanding shares of the Acquired Funds have been offered and sold in compliance in all material respects with applicable registration or notice requirements of the 1933 Act and state securities laws; all issued and outstanding shares of the Acquired Funds are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, and the Acquired Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any of their shares, nor is there outstanding any security convertible into any of their shares (other than exchange privileges set forth in the Registration Statement);

(c)  The Registration Statement, including the current prospectus and statement of additional information of the Acquired Funds, conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(d)  The Acquired Funds are not in breach or violation of, and the execution, delivery and performance of this Agreement by the Acquired Funds does not and will not (i) violate MUTUALS.com’s Articles of Incorporation or By-Laws, or (ii) result in a breach of, violate, or constitute a default under, any material agreement or material instrument to which MUTUALS.com is a party or by its properties or assets are bound;

(e)  Except as previously disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to MUTUALS.com’s knowledge, threatened against MUTUALS.com or its business, the Acquired Funds or any of their properties or assets which, if adversely determined, would materially and adversely affect MUTUALS.com or the Acquired Funds’ financial condition or the conduct of their business. MUTUALS.com knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquired Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, their business or their ability to consummate the transactions contemplated herein;

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(f)  The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of the Acquired Funds as of and for the period ended March 31, 2005, audited by Tait, Weller and Baker (copies of which have been or will be furnished to the Acquiring Fund) fairly present, in all material respects, the Acquired Funds’ financial condition as of such date and their results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Acquired Funds (contingent or otherwise) known to the Acquired Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

(g)  Since the date of its most recent audited financial statements, there has not been any material adverse change in any Acquired Funds’ financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Funds of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Funds, prior to the Closing Date (for the purposes of this subparagraph (g), neither a decline in an Acquired Fund’s net asset value per share nor a decrease in an Acquired Fund’s size due to redemptions shall be deemed to constitute a material adverse change);

(h)  All federal and other tax returns and reports of the Acquired Funds required by law to be filed on or before the Closing Date have been filed, and all taxes owed by the Acquired Funds or the Acquiring Fund has been paid so far as due, and to the best of the Acquired Funds’ knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

(i)  For each full and partial taxable year from its inception through the Closing Date, the Acquired Funds have each qualified as a separate regulated investment company under the Code and have taken all necessary and required actions to maintain such status;

(j)  At the Closing Date, the Acquired Funds will have good and marketable title to their Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

(k)  The execution, delivery and performance of this Agreement on behalf of the Acquired Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of MUTUALS.com, its Trustees and the Acquired Funds, and this Agreement will constitute a valid and binding obligation of the Acquired Funds enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(l)  From the effective date of the Registration Statement through the time of the meeting of the Acquired Fund Investors, and on the Closing Date, the Proxy Materials (exclusive of the portions of the Acquiring Fund’s Prospectus contained or incorporated by reference therein, and exclusive of any written information furnished by the Acquired Funds with respect to the Acquiring Fund): (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by MUTUALS.com, on behalf of the Acquired Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

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(m)  To the knowledge of the Acquired Funds, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by MUTUALS.com, for itself and on behalf of the Acquired Funds, or the performance of the Agreement by MUTUALS.com, for itself and on behalf of the Acquired Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUNDS

The obligations of the Acquired Funds to consummate the Reorganization shall be subject to the performance by the Acquired Funds of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the corresponding Acquiring Fund:

6.1  All representations and warranties of MUTUALS.com with respect to the Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.2  MUTUALS.com, on behalf of the Acquiring Fund, shall have delivered to the Acquired Funds, at the Closing a certificate executed on behalf of the Acquiring Fund by any two of MUTUALS.com’s President, Treasurer or Secretary in a form reasonably satisfactory to the Acquired Funds and dated as of the Closing Date, to the effect that the representations and warranties of MUTUALS.com with respect to the Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquired Funds shall reasonably request.

6.3  Unless waived by the Acquired Funds, the Acquired Funds shall have received at the Closing assurances of an officer of MUTUALS.com, in a form reasonably satisfactory to MUTUALS.com, substantially to the effect that:

(a)  MUTUALS.com is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b)  MUTUALS.com is a statutory trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of Delaware, and the Agreement and Declaration of Trust directs its trustees to manage the affairs of MUTUALS.com and the Acquiring Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering the Acquiring Fund’s business as described in the prospectus of the Acquiring Fund;

(c)  this Agreement has been duly authorized, executed and delivered by MUTUALS.com on behalf of MUTUALS.com and the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Funds, is a valid and binding obligation of MUTUALS.com, enforceable against MUTUALS.com in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

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(d)  the Acquiring Fund Shares to be issued to the Acquired Funds and then distributed to the Acquired Fund Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(e)  the Registration Statement has become effective with the SEC and, to the best of such officer’s knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

(f)  to the knowledge of such officer, no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date; and

(g)  to the knowledge of such officer, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to MUTUALS.com or the Acquiring Fund or any of their properties or assets and neither MUTUALS.com nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.

6.4    The Board of Trustees of MUTUALS.com shall have determined that the Reorganization is in the best interests of the Acquiring Fund.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

The obligations of MUTUALS.com to consummate the Reorganization with respect to the Acquiring Fund shall be subject to the performance by MUTUALS.com of all the obligations to be performed by it hereunder, with respect to MUTUALS.com and the Acquired Funds, on or before the Closing Date and, in addition thereto, the following conditions:

7.1  All representations and warranties of MUTUALS.com on behalf of the Acquired Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2  MUTUALS.com, on behalf of the Acquired Funds, shall have delivered to the Acquiring Fund at the Closing a certificate executed on behalf of the Acquired Fund, by MUTUALS.com’s President, Treasurer, or Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of MUTUALS.com and the Acquired Funds made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as the Acquiring Fund shall reasonably request.

7.3  The Acquiring Fund shall have received at the Closing assurances of an officer of MUTUALS.com, in a form reasonably satisfactory to the Acquiring Fund, substantially to the effect that:

(a)  MUTUALS.com is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

32

(b)  MUTUALS.com is a statutory trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of Delaware, and the Agreement and Declaration of Trust directs its trustees to manage the affairs of MUTUALS.com and the Acquired Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering the Acquired Funds’ business as described in the prospectus of the Acquired Funds.

(c)  this Agreement has been duly authorized, executed and delivered by MUTUALS.com and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquiring Fund, is a valid and binding obligation of MUTUALS.com, enforceable against MUTUALS.com in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(d)  to the knowledge of such officer, no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the Acquired Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

(e)  to the knowledge of such officer, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to MUTUALS.com or the Acquired Funds or any of their properties or assets and neither MUTUALS.com nor the Acquired Funds are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely effects its business;

(f)  the Acquired Fund Shares then issued and outstanding are duly registered under the 1933 Act on the appropriate form, and are duly authorized and are validly issued and outstanding and fully paid and non-assessable, and no shareholder of the corresponding Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(g)  the registration statement of the Acquired Funds is effective with the SEC and, to such officer’s knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened.

7.4  The Board of Trustees of MUTUALS.com shall have determined that the Reorganization is in the best interests of the Acquired Funds.

7.5  The transfer agent to the Acquired Funds shall have delivered to the Acquiring Fund at the Closing a certificate executed on its own behalf by an authorized officer in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the shareholder records of the Acquired Funds are in good order and as to such other matters as the Acquiring Fund shall reasonably request.

7.6  MUTUALS.com shall arrange to make the Acquired Funds’ auditors available to the Acquiring Fund and its agents to answer their questions at a mutually agreeable time prior to the Closing.

33

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUNDS

The obligations of the Acquiring Fund and of the Acquired Funds herein are each subject to the further conditions that on or before the Closing Date with respect to the Acquiring Fund and the Acquired Funds:

8.1  This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Funds in accordance with the provisions of MUTUALS.com’s Articles of Incorporation and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to MUTUALS.com.

8.2  On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

8.3  All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by MUTUALS.com, on behalf of the Acquiring Fund, or on behalf of the Acquired Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Funds.

8.4  The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5  The Acquiring Fund and the Acquired Funds shall have received an opinion of counsel to MUTUALS.com substantially to the effect that for federal income tax purposes:

(a)  the transfer by the Acquired Funds of the Fund Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and corresponding Acquired Funds are “parties to a reorganization” within the meaning of Section 368(b) of the Code;

(b)  no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Fund Assets solely in exchange for the corresponding Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities;

(c)  no gain or loss will be recognized by the Acquired Funds upon the transfer of the Fund Assets to the corresponding Acquiring Fund and the assumption by the Acquiring Fund of the Liabilities in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Funds’ shareholders in exchange for their shares of the Acquired Funds;

(d)  no gain or loss will be recognized by the Acquired Fund Investors upon the exchange of their Acquired Fund Shares for the corresponding Acquiring Fund Shares;

34

(e)  the aggregate tax basis for the Acquiring Fund Shares received by the Acquired Fund Investors pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Funds’ shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by the Acquired Fund Investors will include the period during which the Acquired Funds’ shares exchanged therefor were held by such shareholder (provided the Acquired Funds’ shares were held as capital assets on the date of the Reorganization); and

(f)  the tax basis of the Acquired Funds’ assets acquired by the corresponding Acquiring Fund will be the same as the tax basis of such assets to the Acquired Funds immediately prior to the Reorganization, and the holding period of the assets of the Acquired Funds in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Funds.

9.	EXPENSES

The Advisor shall be responsible for all expenses in connection with the Reorganization, except as set forth in this paragraph, and shall reimburse each of the Acquiring Fund and the Acquired Funds for all expenses incurred by it in connection with the Reorganization and with this Agreement whether or not the transaction contemplated is consummated. The Acquired Funds’ shareholders will pay their personal expenses, if any, incurred in connection with the Reorganization.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1  This Agreement constitutes the entire agreement among the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

10.2  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.

11.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by the mutual consent of the Acquiring Fund and the Acquired Funds or if any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement. In the event of any termination pursuant to Section 11 there shall be no liability for damage on the part of either party to the other party respecting such termination. The Advisor shall be responsible for out of pocket expenses associated with the terminated transaction.

12.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of MUTUALS.com, on behalf of the Acquired Funds, and on behalf of the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be distributed to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting the Acquired Funds, without the Acquired Funds obtaining the Acquired Fund Investors’ approvals except that nothing in this paragraph 12 shall be construed to prohibit the Acquiring Fund and the Acquired Funds from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

35

13.	NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by facsimile, certified mail or overnight express courier addressed to:

For MUTUALS.com, on behalf of itself and the Acquired and/or Acquiring Fund(s):

MUTUALS.com
c/o U.S. Bancorp Fund Services, LLC
Attention: Dan Ahrens
President

For Mutuals Advisors, Inc.:

Mutuals Advisors, Inc.
c/o U.S. Bancorp Fund Services, LLC
Attention: Dan Ahrens
President

14.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1  The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms “hereto,” “hereunder,” “herein” or “hereof” are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

14.2  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3  This Agreement shall be governed by and construed in accordance with the laws of Delaware (without regard to rules regarding choice of law).

14.4  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.

MUTUALS.com,
for itself and on behalf of
Generation Wave Aggressive Growth Fund and
Generation Wave Alternative Growth Fund

By:
Dan S. Ahrens
President

MUTUALS.com,
for itself and on behalf of
the Generation Wave Growth Fund

By:
Dan S. Ahrens
President

Mutuals Advisors, Inc.
with respect to its obligations under this Agreement:

By:
Dan S. Ahrens
President

37

_________________________________________

STATEMENT OF ADDITIONAL INFORMATION

_________, 2005

FOR THE REORGANIZATION OF

Generation Wave Aggressive Growth Fund
And
Generation Wave Alternative Growth Fund

INTO

Generation Wave Growth Fund

each a series of
MUTUALS.com
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
1-866-264-8783

_________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated _______, 2005 relating to the Special Meeting of Shareholders (the “Special Meeting”) of the Generation Wave Aggressive Growth Fund and the Generation Wave Alternative Growth Fund (the “Funds”) of MUTUALS.com (the “Trust”), to be held on July 15, 2005. The Special Meeting is being held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) whereby substantially all of the assets of the Funds will be transferred to the Generation Wave Growth Fund (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Funds’ liabilities (the “Reorganization”). Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to MUTUALS.com, c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin, 53202, or by calling 1-866-264-8783.

The following documents, each of which accompanies this Statement of Additional Information, are incorporated by reference herein:

(1)	The Statement of Additional Information of the Funds and the Acquiring Fund, dated July 30, 2004; and

(2)	The Annual Report to Shareholders of the Funds for the fiscal year ended March 31, 2005.

This Statement of Additional Information consists of this cover page and the documents described above.

Pro-forma financial statements are attached hereto as Exhibit A.

1

TABLE OF CONTENTS

GENERAL INFORMATION	2
EXHIBIT A	3

GENERAL INFORMATION

The shareholders of the Funds are being asked to approve a form of Agreement and Plan of Reorganization (the "Plan") combining the Funds into the Acquiring Fund. The Plan contemplates the transfer of all of the assets of the Funds as of the Closing Date to the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Funds, in exchange for shares of the Acquiring Fund.

Immediately after _________, 2005 (the “Closing Date”), the Funds will distribute to their shareholders of record as of the close of business on the Closing Date the shares of the Acquiring Fund received. The shares of the Acquiring Fund that will be issued for distribution to the Funds’ Shareholders will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Funds held as of the Closing Date. The Trust will then take all necessary steps to terminate the qualification, registration and classification of the Funds. All issued and outstanding shares of the Funds will be canceled on the Funds’ books. Shares of the Acquiring Fund will be represented only by book entries; no share certificates will be issued.

A Special Meeting of the Funds’ shareholders to consider the transaction will be held at the offices of U.S. Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, at [TIME], Central time.

For further information about the transaction, see the Combined Proxy Statement and Prospectus. For further information about the Trust and the Funds, see the Funds’ Statement of Additional Information, July 30, 2004, which is available without charge by calling the Fund at 1-866-264-8783.

For further information about the Trust and the Acquiring Fund, see the Acquiring Fund’s Statement of Additional Information, dated July 30, 2004, which is available without charge by calling the Fund at 1-866-264-8783.

2

EXHIBIT A

Generation Wave Aggressive Growth Fund/
Generation Wave Alternative Growth Fund/
Generation Wave Growth Fund
Proforma Combined Schedule of Investments
As of ___________
[INSERT TABLE]

SCHEDULE OF INVESTMENTS at _____________ (Unaudited)

3

STATEMENTS OF OPERATIONS
Generation Wave Growth Fund
For the twelve months ended _____________

[INSERT TABLES]

4

_________________________________________

PART C

MUTUALS.com
OTHER INFORMATION
_________________________________________

ITEM 15. Indemnification.

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

ITEM 16. EXHIBITS.

1.	Declaration of Trust

(a)	Certificate of Trust(1)

(b)	Agreement and Declaration of Trust(2)

2.	By-Laws(2)

3.	Not Applicable.

4.	Form of Agreement and Plan of Reorganization - to be filed.

5.	Instruments Defining Rights of Security Holders(3)

6.	Form of Investment Advisory Agreement (2)

7.	Form of Underwriting Agreement(2)

8.	Not Applicable.

9.	Form of Custodian Agreement (2)

10.	Form of Distribution Plan pursuant to Rule 12b-1(4)

11.	Opinion of Counsel regarding legality of issuance of shares and other matters(5)

12.	Opinion of Counsel on tax matters - to be filed.

13.	Other Material Contracts(2)

(a)	Fund Administration Servicing Agreement

(b)	Transfer Agent Servicing Agreement

(c)	Fund Accounting Servicing Agreement

(d)	Expense Waiver and Reimbursement Agreement

14.	Consent of Independent Registered Public Accounting Firm - to be filed.

15.	Not Applicable.

16.	Power of Attorney - filed herewith.

17.	Proxy Ballot - filed herewith.
____________________

(1)	Previously filed with Registrant’s Initial Registration on Form N-1A filed with the SEC on March 23, 2001 and is incorporated by reference.
(2)	Previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.
(3)	Incorporated by reference to the Agreement and Declaration of Trust.
(4)	Previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 31, 2002 and is incorporated by reference.
(5)	Previously filed with Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A filed with the SEC on July 31, 2002 and is incorporated by reference.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin, on April 20, 2005.

MUTUALS.com

By: /s/ Dan S. Ahrens*
Dan S. Ahrens
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on April 20, 2005 by the following persons in the capacities indicated.

Signature	Title

/s/ Dan S. Ahrens* Dan S. Ahrens	President and Treasurer

/s/ Joseph C. Neuberger* Joseph C. Neuberger	Trustee and Chairperson

/s/ Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
/s/ Gary A. Drska* Gary A. Drska	Independent Trustee

* By /s/ Joseph C. Neuberger Joseph C. Neuberger, Trustee and Chairperson Attorney-in-fact pursuant to Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit	Exhibit No.
Power of Attorney	EX.16.
Proxy Ballot	EX.17.